Accrued expenses	12 Months Ended
Sep. 30, 2025
Payables and Accruals [Abstract]
Accrued expenses	Note 9. Accrued expenses Accrued expenses consist of the following:
	As of	As of
	September 30,	September 30,
	2025	2024

Salaries payable	$42,929	$36,360
Accrued expenses	-	4,714
Total	$42,929	$41,074